STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SCHEDULE OF FAIR VALUE ASSUMPTIONS

The Company utilizes the Black-Scholes model to value its warrants. The Company utilized the following assumptions for the warrants issued for the year ended December 31, 2022:

For the Year Ended December 31, 2022
Expected term	5 years
Expected average volatility	328% - 339%
Expected dividend yield	-
Risk-free interest rate	1.76% - 2.89%

SUMMARY OF WARRANT ACTIVITY

The following is a summary of warrant activity for the year ended December 31, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding, December 31, 2022	70,000	$10.00	4.70	$-
Granted	8,625	10.00	-	-
Forfeited	-	-	-	-
Exercised	(78,625)	10.00	-	-
Outstanding, December 31, 2023	-	$-	-	$-
Exercisable, December 31, 2023	-	$-	-	$-

The following is a summary of warrant activity for the year ended December 31, 2022:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding, December 31, 2021	5,425	$10.00	3.98	$-
Granted	88,375	10.00	4.74	-
Forfeited	(23,800)	-	-	-
Exercised	-	-	-	-
Outstanding, December 31, 2022	70,000	$10.00	4.70	$-
Exercisable, December 31, 2022	70,000	$10.00	4.70	$-

SUMMARY OF STOCK OPTION ACTIVITY

The following is a summary of stock option activity for the nine months ended September 30, 2024:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, December 31, 2023	114,000	$50.00	4.04
Granted	30,000	4.10
Forfeited	(114,000)	50.00
Canceled	(30,000)	4.10
Outstanding, September 30, 2024	-	-	-
Exercisable, September 30, 2024	-	-	-

The following is a summary of stock option activity for the year ended December 31, 2023:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding, December 31, 2022	-	$-	-	$-
Granted	135,500	50.00	5.00	-
Forfeited	(21,500)	-	-	-
Exercised	-	-	-	-
Outstanding, December 31, 2023	114,000	$50.00	4.04	$-
Exercisable, December 31, 2023	74,000	$50.00	4.04	$-

SCHEDULE OF FAIR VALUE OF STOCK BASED COMPENSATION ASSUMPTION INPUTS

The Company estimated the fair value of the stock-based compensation using the Black Scholes Model with the following assumption inputs:

For the Nine Months Ended September 30, 2024
Expected life of the options	2.88 – 5.00
Share price of the issuance date	$4.10
Expected volatility	95% - 147.18%
Expected dividend rate	0%
Risk-free interest rate	4.38%

The Company estimated the fair value of the stock-based compensation using the Black Scholes Model with the following assumption inputs:

Expected life of the options	4.35-5.0
Fair value of Common Stock on grant date	$9.8 - $10.70
Expected volatility	95%
Expected dividend rate	0%
Risk-free interest rate	4.24% - 4.41%

SUMMARY OF RESTRICTED STOCK UNITS ACTIVITY

The following is a summary of RSU activity for the nine months ended September 30, 2024:

	Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2023	40,172	$14.10
Granted	524,730	3.63
Canceled	(39,166)	5.60
Vested and issued	(525,736)	4.14
Outstanding and unvested as of September 30, 2024	-	$-

The following is a summary of RSU activity for the year ended December 31, 2023:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2022	-	$-
Granted	50,604	1.41
Cancelled	(7,973)	-
Vested	(2,458)	-
Outstanding as of December 31, 2023	40,172	$1.41

Consultant [Member]
SCHEDULE OF FAIR VALUE ASSUMPTIONS
For the Year Ended December 31, 2022
Expected term	5 years
Expected average volatility	328% - 339%
Expected dividend yield	-
Risk-free interest rate	1.76% - 2.89%